Going Concern (Details) $ in Thousands	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 09, 2016 USD ($)	Nov. 07, 2016 USD ($)	Nov. 15, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 23, 2016 USD ($)
Loan agreements reclassified as current				$ 14,935	$ 218,185
Current portion of long-term debt				16,811	217,549
Working capital surplus/ (deficit)				70,831	(85,573)
Repayments Of Debt				119,758	782,366	$ 2,008,826
Cash And Cash Equivalents And Restricted Cash				76,774
Proceeds from common stock				$ 123,810	0	$ 421,911
Sifnos Shareholders | New Revolving Credit Facility
Loan's tenor				3 years
Principal amount				$ 200,000
Securities Purchase Agreement
Sale Of Stock Maximum Offering Amount							$ 200,000
Proceeds from common stock				$ 15,000
First Equity Offering | Series C Convertible Preferred Stock
Issuance of preferred stock, shares (Note 13) | shares				5,000
Number of warrants | shares				5,000
Total proceeds				$ 10,000
Second Equity Offering
Total proceeds				$ 100,000
Second Equity Offering | Series E-1 Convertible Preferred Stock
Issuance of preferred stock, shares (Note 13) | shares				20,000
Number of warrants | shares				30,000
Second Equity Offering | Series E-2 Convertible Preferred Stock
Number of warrants | shares				50,000
Rangiroa, Fakavara, Negonego, Oregon, Amalfi, Galveston and Samatan
Debt assumed				$ 170,837
Sale Agreements | Bulkers and bulker owning entities
Number of vessels				10
Liabilities held for sale
Current portion of long-term debt					$ 103,680
Secured Credit Facility at March 31, 2006
Repayments Of Debt	$ 4,250	$ 3,720	$ 3,950	$ 11,920
Principal amount				$ 753,637